ALLIANCE INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 1999



LETTER TO SHAREHOLDERS                          ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

June 28, 1999

Dear Shareholder:

We are pleased to provide an overview of the economic conditions during Alliance Institutional Reserves' annual reporting period ended April 30, 1999. Alliance Institutional Reserves consists of five portfolios--Prime, Government, Tax Free, Trust, and Treasury. Each Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives.

ECONOMIC COMMENTARY
The past year and a half has seen the U.S. economy weather through many significant world market crises (such as those in Asia and Brazil) relatively unscathed. Modest productivity growth, subdued inflation, low unemployment, stable interest rates, and a still-rising stock market have all contributed to maintaining the current robust U.S. economy through those crises and into 1999. Furthermore, we believe that many indicators point towards a moderate continuation of these beneficial economic and inflationary trends as 1999 continues. Although we believe there is a possibility for a slight decrease in economic growth and consumer purchases in the latter part of 1999, we still expect that the U.S. economy will remain sound for the immediate, foreseeable future.

In the first quarter of 1999, the U.S. gross domestic product (GDP) growth rate came down to 4.5%--a beneficial slowdown of 1.5% from the fourth quarter of 1998's exceptional 6% growth rate. Conversely, consumer spending in the U.S. rose during the same period. For example, physical merchandise purchases were up 12% in the first quarter of 1999, while purchases of information processing and related equipment were up 20%. Housing markets and both state and local government spending were also up during the period under review, contributing to the U.S. economy's current trend towards growth. These growth areas were offset, however, by a general weakness in foreign trade, with exports dropping nearly 8% in the first quarter of 1999. In fact, by our estimates, the U.S. current account deficit could potentially increase to around $300 billion dollars in 1999, up from $233 billion in 1998. This could contribute to a possible modest slowdown in economic growth in the second half of 1999.

Throughout the period under review, consumer price index (CPI) inflation remained low at only 1.7% year-on-year, while the core CPI inflation rate (which excludes food and energy) remained at 2.1%--a record low, in fact. Nevertheless, we believe that the possibility of further CPI inflation remains, particularly in light of the recent price hike in oil prices from a 12-year low of $9.55 a barrel to at times more than $18.00 a barrel. Mitigating these inflationary factors somewhat are employment costs that have risen by only 3.0% between March of 1998 and March of 1999, and unit labor costs which rose by only 1.2% over the same period.

Interest rates remain low and, despite a trend toward global economic stabilization, we anticipate that the Federal Reserve will resist raising rates significantly in the immediate future. In our view, this is partially due to the remaining risk of financial disorder in emerging markets, as well as the Federal Reserve retaining a relaxed perspective on the current U.S. economy.

Altogether, we believe that these indicators point toward continued robustness and moderate growth for the U.S. economy, and an excellent environment for investors throughout the remainder of 1999.

Thank you for your continued interest in Alliance Institutional Reserves. We look forward to reporting to you in the future.

Sincerely,


Ronald M. Whitehill
President


1


STATEMENT OF NET ASSETS
APRIL 30, 1999                ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-48.6%
           ASSOCIATES CORP. OF
           NORTH AMERICA
$ 36,000   5/27/99                                 4.88%    $    35,873,120
           AUSTRALIA NEW ZEALAND
           DELAWARE
  25,000   6/28/99                                 4.80          24,806,667
           BANCO SANTANDER PR
  25,000   7/13/99                                 4.82          24,755,653
  13,787   5/11/99                                 4.88          13,768,311
           BANK OF AMERICA
  55,000   6/08/99                                 4.88          54,716,689
  25,000   5/11/99                                 4.93          24,965,764
           BANK OF NOVA SCOTIA
  25,000   5/24/99                                 4.84          24,922,694
           BANQUE CAISSE
           D'EPARGNE L'ETAT
  48,500   7/08/99                                 4.81          48,059,351
  20,000   8/12/99                                 4.82          19,724,189
           BANQUE GENERALE DU
           LUXEMBOURG
  10,000   6/14/99                                 4.81           9,941,211
  80,000   9/15/99                                 4.86          78,520,400
           BIL NORTH AMERICA, INC.
  25,000   9/15/99                                 4.82          24,541,430
  16,500   7/15/99                                 4.83          16,333,969
           CAISSE CENTRALE JARDINS
           DU QUEBEC
  23,000   6/07/99                                 4.83          22,885,824
           CS FIRST BOSTON,
           GUERNSEY
  35,000   6/15/99 (a)                             4.85          34,787,813
  20,000   9/09/99 (a)                             4.87          19,645,572
           CS FIRST BOSTON, INC.
  15,000   6/14/99 (a)                             4.85          14,911,083
           DEN DANSKE CORP.
  30,000   6/29/99                                 4.84          29,762,279
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/28/99                                 4.84           9,922,022
  10,250   6/29/99                                 4.85          10,168,527
  15,000   9/16/99                                 4.85          14,721,125
           FORD MOTOR CREDIT
           CORP.
  30,000   6/09/99                                 4.86          29,842,050
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
  15,000   6/11/99                                 4.85          14,917,146
           GENERALE BANK
  14,688   6/16/99                                 4.84          14,597,163
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
  20,000   7/13/99                                 4.82          19,804,522
  20,000   6/21/99                                 4.87          19,862,017
           J.P. MORGAN & CO.
  50,000   7/07/99                                 4.81          49,552,403
  40,000   9/27/99                                 4.83          39,200,366
           MORGAN STANLEY
           GROUP, INC.
  75,000   6/15/99                                 4.84          74,546,250
           NATIONAL CITY CORP.
  20,000   5/10/99                                 4.95          19,975,250
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SOCIETE GENERALE N.A.,
           INC.
  35,000   6/23/99                                 4.84          34,750,863
           UBS FINANCE DELAWARE,
           INC.
  50,000   6/10/99                                 4.85          49,730,333
           UNI FUNDING, INC.
  45,000   7/15/99                                 4.82          44,548,125
           VATTENFALL TREASURY
  35,000   6/16/99                                 4.80          34,785,333
  25,000   9/15/99                                 4.82          24,541,430
  10,000   6/16/99                                 4.84           9,938,156
  15,000   6/16/99                                 4.85          14,907,042
           WELLS FARGO CORP.
  30,000   6/15/99                                 4.80          29,820,000

           Total Commercial Paper
           (amortized cost $1,093,026,439)                    1,093,026,439

           CORPORATE
           OBLIGATIONS-20.2%
           ALLMERICA FINANCIAL
           LIFE INSURANCE CO. FRN
  20,000   4.94%, 2/05/00                          4.94          20,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
  25,000   4.95%, 5/01/00 (b)                      4.95          25,000,000
  25,000   4.99%, 5/01/99 (b)                      4.99          25,000,000
           AMERICAN GENERAL LIFE
           INSURANCE CO.
  20,000   4.94%, 9/01/99                          4.94          20,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
  20,000   4.98%, 7/27/99                          4.98          20,000,000


2


                              ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           CS FIRST BOSTON, INC.
$ 12,000   4.87%, 6/08/99 FRN (a)                  4.91%    $    11,999,497
           GENERAL AMERICAN
           FUNDING CORP. FRN
  85,000   5.14%, 7/09/99                          5.14          85,000,000
           HARTFORD LIFE, INC.
  40,000   4.94%, 3/16/00 (b)                      4.94          40,000,000
           MERRILL LYNCH & CO.,
           INC.
  35,000   4.89%, 6/01/99 FRN                      4.89          35,000,000
  25,000   5.00%, 9/30/99 FRN                      5.00          25,000,000
  10,000   5.09%, 2/07/00 MTN                      5.09          10,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA FUNDING
           AGREEMENT
  16,000   4.95%, 11/30/00 FRN                     4.95          16,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  30,000   5.09%, 9/14/99                          5.09          30,000,000
           SIGMA FINANCE FRN
  25,000   4.94%, 9/15/99 (a)                      4.94          25,000,000
  20,000   5.00%, 9/15/99 (a)                      5.00          20,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
  20,000   4.91%, 4/14/00                          4.91          20,000,000
  25,000   4.95%, 10/21/99 (b)                     4.95          25,000,000

           Total Corporate Obligations
           (amortized cost $452,999,497)                        452,999,497

           CERTIFICATES OF
           DEPOSIT-11.6%
           BAYERISCHE LANDESBANK
           FRN
  60,000   4.89%, 3/30/00                          4.95          59,967,629
           CREDIT COMMUNAL DE
           BELGIQUE
  50,000   4.90%, 6/15/99                          4.90          50,000,000
           NATIONAL WESTMINSTER
           BANK FRN
  35,000   4.88%, 4/17/00                          4.94          34,981,082
           NORDEUTSCHE LANDESBANK
  10,000   5.66%, 7/27/99                          5.71           9,998,858
           RABOBANK NEDERLAND
  10,000   5.65%, 7/26/99                          5.70           9,998,871
           STATE STREET BANK &
           TRUST CO.
  20,000   4.95%, 9/13/99                          4.95          20,000,000
           TORONTO DOMINION BANK
  15,000   5.07%, 2/17/00                          5.10          14,995,951
  15,000   5.30%, 3/06/00                          5.34          14,995,713
           UBS FINANCE STAMFORD,
           INC.
  20,000   5.16%, 2/28/00                          5.19          19,995,205
  25,000   5.29%, 3/07/00                          5.12          25,029,772

           Total Certificates of Deposit
           (amortized cost $259,963,081)                        259,963,081

           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-6.1%
           FEDERAL HOME LOAN
           BANK
  21,325   5.00%, 2/10/00                          5.00          21,325,000
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
  35,000   4.87%, 5/21/99                          4.95          34,998,512
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
  15,000   5.13%, 11/24/99                         5.16          14,997,448
  40,000   5.16%, 2/04/00                          5.18          39,994,016
  25,000   5.21%, 11/09/99                         5.27          24,992,241

           Total U.S. Government &
           Agency Obligations
           (amortized cost $136,307,217)                        136,307,217

           BANK OBLIGATIONS-5.3%
           ABBEY NATIONAL
           TREASURY SERVICES FRN
  35,000   4.80%, 7/15/99                          4.87          34,995,438
           LASALLE NATIONAL BANK
  25,000   4.90%, 6/15/99                          4.90          25,000,000
  15,000   4.90%, 6/22/99                          4.90          15,000,000
           ROYAL BANK OF CANADA
           FRN
  45,000   5.01%, 8/25/99                          5.09          44,988,816

           Total Bank Obligations
           (amortized cost $119,984,254)                        119,984,254

           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS
           GROUP LP
  30,000   4.95%, 8/02/99 (a)                      4.95          30,000,000
  30,000   4.98%, 5/24/99 (a)                      4.98          30,000,000
  40,000   4.98%, 10/12/99 (a)                     4.98          40,000,000

           Total Promissory Notes
           (amortized cost $100,000,000)                        100,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           TIME DEPOSIT-3.9%
           BANK OF MONTREAL
$ 86,700   5.00%, 5/03/99
           (amortized
           cost $86,700,000)                       5.00%    $    86,700,000

           TOTAL INVESTMENTS-100.2%
           (amortized
           cost $2,248,980,488)                               2,248,980,488
           Other assets less
           liabilities-(0.2%)                                    (3,715,820)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,671,016,155 Class A shares;
           536,066,979 Class B shares
           and 38,318,343 Class C
           shares outstanding)                              $ 2,245,264,668


See Glossary of Terms on page 16.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
APRIL 30, 1999           ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-80.5%
           FEDERAL HOME LOAN
           MORTGAGE CORP.-24.1%
$  5,300   5/25/99                                 4.75%    $     5,283,323
   7,000   7/13/99                                 4.78           6,933,002
   2,000   5/18/99                                 4.79           1,995,504
   2,000   5/20/99                                 4.79           1,994,976
   3,000   5/24/99                                 4.79           2,990,896
   5,000   5/28/99                                 4.79           4,982,188
   5,300   8/23/99                                 4.79           5,220,951
   5,500   8/10/99                                 4.80           5,427,168
   5,300   8/13/99                                 4.80           5,227,732
   6,000   8/20/99                                 4.80           5,912,680
   3,000   5/18/99                                 4.81           2,993,228
   5,000   6/23/99                                 4.81           4,965,035
  10,000   6/25/99                                 4.81           9,927,736
   5,000   7/06/99                                 4.81           4,956,458
   5,300   9/13/99                                 4.81           5,206,389
   5,000   5/14/99                                 4.82           4,991,351
   6,000   6/11/99                                 4.82           5,967,405
   7,500   7/09/99                                 4.83           7,431,642
   2,000   7/16/99                                 4.83           1,979,902
   2,200   5/26/99                                 4.84           2,192,667
   3,390   7/14/99                                 4.85           3,356,691
   4,000   8/06/99                                 4.85           3,948,752
   5,000   10/01/99                                4.86           4,899,275
   9,517   5/14/99                                 4.87           9,500,676
   5,000   6/04/99                                 4.88           4,977,428
   5,400   5/06/99                                 4.93           5,396,377
                                                                128,659,432

           STUDENT LOAN
           MARKETING
           ASSOCIATION-22.9%
   4,500   4.59%, 7/12/99 FRN                      4.95           4,496,728
  24,000   5.04%, 7/15/99 FRN                      5.04          24,000,000
  15,000   5.10%, 6/30/99 FRN                      5.11          14,999,757
   4,000   5.11%, 6/17/99 FRN                      5.11           4,000,000
  10,000   5.11%, 12/03/99 FRN                     5.15           9,997,633
  15,000   5.11%, 2/14/00 FRN                      5.17          14,993,024
  10,000   5.13%, 11/24/99 FRN                     5.16           9,998,299
  15,000   5.14%, 9/30/99 FRN                      5.14          15,000,000
  15,000   5.16%, 2/04/00 FRN                      5.18          14,997,756
  10,000   5.21%, 11/09/99 FRN                     5.27           9,996,896
                                                                122,480,093

           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION-15.7%
   2,000   4.59%, 9/22/99 FRN                      5.40           1,993,561
  10,500   4.87%, 5/21/99 FRN                      4.95          10,499,554
   9,000   5.00%, 5/05/00 MTN                      5.10           8,989,560
   3,500   5.04%, 4/06/00 MTN                      5.10           3,497,538
   6,665   5/10/99                                 4.69           6,657,202
   9,000   6/18/99                                 4.81           8,943,240
   5,000   6/22/99                                 4.82           4,965,550
   3,000   7/30/99                                 4.84           2,964,300
  13,000   6/10/99                                 4.85          12,931,333
   3,000   7/22/99                                 4.87           2,967,542
   7,500   9/17/99                                 4.88           7,362,158
   8,000   5/17/99                                 4.90           7,982,933
   4,000   5/05/99                                 4.93           3,997,853
                                                                 83,752,324

           FEDERAL HOME
           LOAN BANK-15.1%
   2,000   4.90%, 8/12/99 FRN                      5.41           1,997,144
   5,000   4.92%, 8/18/99 FRN                      4.97           4,999,253
   7,000   5.06%, 12/01/99 FRN                     5.14           6,996,979
   5,000   6/30/99                                 4.87           4,960,417
  20,000   2/10/00                                 5.00          19,999,610
   5,500   2/25/00                                 5.00           5,497,875
   7,000   3/03/00                                 5.03           6,998,165
   2,000   2/17/00                                 5.07           1,998,144
   2,000   2/18/00                                 5.07           1,998,138
  14,000   3/17/00                                 5.12          14,000,000
   3,000   3/03/00                                 5.15           2,998,692
   8,000   3/08/00                                 5.23           7,994,885
                                                                 80,439,302

           FEDERAL FARM
           CREDIT BANK-2.7%
   2,000   5.43%, 8/02/99 MTN                      4.96           2,001,732
   3,200   6/30/99                                 4.87           3,174,667
   9,000   9/01/99                                 4.87           8,995,979
                                                                 14,172,378

           Total U.S. Government &
           Agency Obligations
           (amortized cost $429,503,529)                        429,503,529

           REPURCHASE
           AGREEMENTS-19.1%
           ABN AMRO
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $25,702,000
           FNMA, 5.94%, 10/15/01,
           value $25,430,873) (c)                  4.92          25,000,000
           PAINE WEBBER, INC.
  25,000   4.93%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,271 (cost $25,000,000;
           collateralized by $25,576,000
           FNMA, 6.50%, 5/01/29,
           value $25,645,978) (c)                  4.93          25,000,000
           PARIBAS CORP.
  25,000   4.92%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,250 (cost $25,000,000;
           collateralized by $24,786,000
           FNMA, 7.06%, 8/14/07,
           value $25,405,828) (c)                  4.92          25,000,000


5


STATEMENT OF NET ASSETS
(CONTINUED)              ALLIANCE INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$ 25,000   4.91%, dated 4/30/99,
           due 5/03/99 in the amount
           of $25,010,229 (cost $25,000,000;
           collateralized by $27,335,000
           FNMA, 6.00%, 9/01/13,
           value $25,600,964) (c)                  4.91%    $    25,000,000
           STATE STREET BANK AND TRUST CO.
   2,100   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,100,831 (cost $2,100,000;
           collateralized by $2,090,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $2,143,776)(c)                    4.75           2,100,000

           Total Repurchase
           Agreements
           (amortized cost $102,100,000)                        102,100,000

           TOTAL INVESTMENTS-99.6%
           (amortized cost $531,603,529)                        531,603,529
           Other assets less
           liabilities-0.4%                                       2,091,436

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           394,500,284 Class A shares;
           136,101,347 Class B shares
           and 3,223,494 Class C
           shares outstanding)                              $   533,694,965


See Glossary of Terms on page 16.

See notes to financial statements.


6


STATEMENT OF NET ASSETS
APRIL 30, 1999             ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-91.1%
           ALABAMA-2.0%
           ARAB IDB
           (SCI Manufacturing, Inc.)
           Series '89 VRDN
$    150   8/01/00 (e)                             5.25%           $150,000
           DECATUR IDA
           PCR: (Amoco Chemical
           Project)
           Series '95 AMT VRDN
   5,000   5/01/25 (e)                             4.30           5,000,000
           SELMA IDR
           (Specialty Minerals
           Project)
           Series '94 VRDN
   4,000   11/01/09 (e)                            4.05           4,000,000
                                                                  9,150,000

           ALASKA-3.3%
           ALASKA HOUSING
           FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN
   7,205   12/01/27 (e)                            4.05           7,205,000
           ANCHORAGE
           Electric Utility Revenue
           Series D VRDN
   3,330   12/01/26 (e)                            4.05           3,330,000
           NORTH SLOPE ALASKA BOND
           Series B FSA
   4,350   6/30/99                                 3.00           4,371,871
                                                                 14,906,871

           ARIZONA-2.0%
           APACHE COUNTY IDR
           (Tucson Electric Power
           Co. Project)
           Series '83C VRDN
   8,900   12/15/18 (e)                            4.00           8,900,000

           ARKANSAS-1.5%
           ARKANSAS HOSPITAL
           EQUIPMENT FINANCE
           AUTHORITY
           (AHA Pooled Financing
           Program)
           Series '98A VRDN
   6,700   11/01/28 (e)                            4.05           6,700,000

           CALIFORNIA-2.6%
           SAN DIEGO MFHR
           (Paseo Point Apartments)
           Series A VRDN
   5,250   8/01/15 (e)                             3.85           5,250,000
           STUDENT EDUCATION
           LOAN MARKET CORP.
           California Student Loan
           Revenue
           Series '93A VRDN
   6,500   11/01/02 (e)                            4.05           6,500,000
                                                                 11,750,000

           COLORADO-2.4%
           DOUGLAS COUNTY MFHR
           (Autumn Chase Project)
           Series '85 VRDN
  10,950   7/01/06 (e)                             3.90          10,950,000

           DELAWARE-2.8%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Delmarva Power & Light)
           Series '93C VRDN
   8,150   10/01/28 (e)                            4.20           8,150,000
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '88 AMT VRDN
   4,500   10/01/17 (e)                            4.40           4,500,000
                                                                 12,650,000

           DISTRICT OF COLUMBIA-6.6%
           DISTRICT OF COLUMBIA
           (American Society for
           Micro Biology)
           Series '99A VRDN
   3,000   1/01/29 (e)                             3.95           3,000,000
           DISTRICT OF COLUMBIA
           (Resources For The
           Future, Inc.)
           Series '98 VRDN
   4,200   8/01/29 (e)                             4.05           4,200,000
           DISTRICT OF COLUMBIA GO
           Series '92A-1 VRDN
   4,300   10/01/07 (e)                            4.30           4,300,000
           Series '92A-4 VRDN
   2,600   10/01/07 (e)                            4.30           2,600,000
           Series '92A-5 VRDN
   4,000   10/01/07 (e)                            4.30           4,000,000
           Series '92A-6 VRDN
  11,900   10/01/07 (e)                            4.30          11,900,000
                                                                 30,000,000

           FLORIDA-8.1%
           BROWARD COUNTY
           HOUSING REVENUE
           MFHR
           (Margate Investments
           Project) VRDN
   4,000   11/01/05 (e)                            4.05           4,000,000
           HIGHLANDS COUNTY
           HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN
   4,000   11/15/26 (e)                            4.05           4,000,000
           JACKSONVILLE IDR
           (St. John's Medical
           Investors)
           Series '96 VRDN
   1,930   1/01/15 (e)                             4.05           1,930,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-------------------------------------------------------------------------------
           MARION COUNTY
           HFA MFHR
           (Summer Trace Project)
           Series '85D VRDN
$  2,300   12/01/07 (e)                            4.05%    $     2,300,000
           PALM BEACH COUNTY
           (Water & Sewer Revenue)
           VRDN
   6,300   10/01/11 (e)                            5.35           6,300,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN
   3,300   10/01/27 (e)                            4.05           3,300,000
           TAMPA BAY WATER
           (Utility System Revenue)
           Series '98B FGIC
   3,725   10/01/99                                3.44           3,733,665
           UNIVERSITY ATHLETIC
           ASSOCIATION, INC. CAPITAL
           IMPROVEMENT REVENUE
           (University of Florida
           Stadium Project)
           Series '90 VRDN
   5,000   2/01/20 (e)                             4.30           5,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN
   5,795   10/01/27 (e)                            4.05           5,795,000
                                                                 36,358,665

           GEORGIA-2.8%
           GEORGIA HFA
           (Single Family Mortgage)
           Series '98C PPB
   2,000   12/01/17 (e)                            3.20           2,000,000
           PUTNAM COUNTY IDA
           (Georgia Power Co.
           Plant Project 2nd)
           Series '97 VRDN
   4,200   9/01/29 (e)                             4.30           4,200,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY
           (Georgia Kaolin)
           Series '97 AMT VRDN
   3,000   7/01/27 (e)                             4.10           3,000,000
           THOMASTON-UPSON
           COUNTY IDR
           (De Ster Production Corp.)
           Series A AMT VRDN
   3,300   10/01/09 (e)                            4.30           3,300,000
                                                                 12,500,000

           IDAHO-0.3%
           CUSTER COUNTY SOLID
           WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN
   1,300   7/01/07 (e)                             4.15           1,300,000

           ILLINOIS-6.9%
           CHICAGO SCHOOL FINANCE
           AUTHORITY
           Series A FGIC
   5,000   6/01/99                                 2.98           5,006,200
           DES PLAINES COOK
           COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN
   6,730   11/01/15 (e)                            4.05           6,730,000
           ELMHURST HOSPITAL
           REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN
   8,940   7/01/18 (e)                             4.00           8,940,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN
   1,000   11/01/04 (e)                            4.20           1,000,000
           ILLINOIS HEALTH FACILITIES
           AUTHORITY
           (Northwest Community
           Hospital)
           Series '85C VRDN
   7,700   10/01/15 (e)                            4.05           7,700,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN
     550   2/01/01 (e)                             4.05             550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN
   1,100   5/01/99 (e)                             5.10           1,100,000
                                                                 31,026,200

           INDIANA-4.3%
           GIBSON COUNTY IDR
           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
   2,500   1/01/28 (e)                             4.05           2,500,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           Environmental
           Improvement Bond
           (USX Corp. Project)
           PPB
   3,000   12/01/22 (e)                            3.00           3,000,000
           INDIANA DEVELOPMENT
           FINANCE AUTHORITY
           REVENUE
           (Alcoa Inc. Project)
           Series '99 VRDN
  13,905   1/01/17 (e)                             4.20          13,905,000
                                                                 19,405,000


8


                           ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-------------------------------------------------------------------------------
           KENTUCKY-0.4%
           BARBOURVILLE COLLEGE
           REVENUE
           (Union College Project)
           Series A VRDN
$  2,000   8/01/23 (e)                             4.05%    $     2,000,000

           LOUISIANA-7.9%
           LAKE CHARLES PORT FACILITY
           (Conoco Project)
           Series '84 VRDN
   5,800   11/01/11 (e)                            4.25           5,800,000
           LOUISIANA PUBLIC
           FACILITY AUTHORITY
           (Hospital Equipment
           Finance Project)
           Series '85A VRDN
  18,000   12/01/10 (e)                            4.00          18,000,000
           SAINT CHARLES PARISH
           POLLUTION CONTROL
           REVENUE
           (Shell Oil Co. Project)
           Series '92B VRDN
   4,700   10/01/22 (e)                            4.20           4,700,000
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN
   7,100   12/01/16 (e)                            4.30           7,100,000
                                                                 35,600,000

           MAINE-2.0%
           BIDDEFORD REVENUE
           (DK Associates & Volk
           Packaging Project)
           Series '97 AMT VRDN
   5,305   7/01/17 (e)                             4.15           5,305,000
           MAINE FINANCE AUTHORITY
           (Barber Foods, Inc.)
           Series '90B AMT VRDN
   1,265   12/01/06 (e)                            4.25           1,265,000
           WESTBROOK IDA
           (D & G Group Project)
           AMT VRDN
   2,690   5/01/17 (e)                             4.15           2,690,000
                                                                  9,260,000

           MINNESOTA-0.3%
           COTTAGE GROVE
           (Minnesota Mining &
           Manufacturing Co.
           Project) VRDN
   1,000   8/01/12 (e)                             3.76           1,000,000
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN
     465   2/01/01 (e)                             4.05             465,000
                                                                  1,465,000

           MISSISSIPPI-0.5%
           MISSISSIPPI BUSINESS
           AUTHORITY
           (Triton Systems, Inc.)
           Series '98A AMT VRDN
   2,500   12/01/13 (e)                            4.20           2,500,000

           MISSOURI-0.7%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN
     540   2/01/01 (e)                             4.05             540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
     500   12/01/25 (e)                            3.45             500,000
           ST. LOUIS GENERAL
           FUND REVENUE TRAN
           Series '98
   2,000   6/30/99                                 3.65           2,002,726
                                                                  3,042,726

           NEVADA-2.4%
           WASHOE COUNTY IDR
           (Sierra Pacific Power Co.)
           Series '90 AMT VRDN
  10,800   12/01/20 (e)                            4.30          10,800,000

           NEW JERSEY-0.8%
           JERSEY CITY BAN
           (Water Notes)
           Series '98
   3,500   9/17/99                                 3.44           3,507,338

           NEW MEXICO-0.9%
           NEW MEXICO MORTGAGE
           FINANCE AUTHORITY SFMR
           Series '99 PPB
   4,000   8/03/99 (e)                             3.05           4,000,000

           OHIO-1.3%
           BUTLER COUNTY
           HEALTHCARE FACILITIES
           (Knolls of Oxford)
           Series '99 VRDN
   3,265   3/01/29 (e)                             4.10           3,265,000
           WARREN COUNTY IDR
           (Pioneer Industrial
           Components Project)
           Series '85 VRDN
   2,500   12/01/05 (e)                            5.45           2,500,000
                                                                  5,765,000

           OREGON-0.8%
           OREGON ECONOMIC
           DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
   3,800   12/01/99 (e)                            4.38           3,800,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-------------------------------------------------------------------------------
           PENNSYLVANIA-5.5%
           ALLEGHENY COUNTY IDR
           (United Jewish
           Federation Project)
           Series '96A VRDN
$ 11,320   10/01/26 (e)                            4.05%    $    11,320,000
           MONTGOMERY COUNTY
           HIGHER EDUCATION &
           HEALTH LOAN REVENUE
           Series '96A VRDN
   2,000   4/01/17 (e)                             4.05           2,000,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN
     400   10/01/00 (e)                            4.05             400,000
           PHILADELPHIA SCHOOL
           DISTRICT TRAN
           Series A
   6,000   6/30/99                                 3.63           6,005,901
           PHILADELPHIA TRAN
   5,000   6/30/99                                 3.64           5,004,871
           VENANGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN
     285   12/01/12 (e)                            4.10             285,000
                                                                 25,015,772

           RHODE ISLAND-0.7%
           RHODE ISLAND HEALTH &
           EDUCATION
           (St. Andrews School)
           Series '99 VRDN
   3,000   12/01/29 (e)                            4.30           3,000,000

           SOUTH CAROLINA-4.5%
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN
   5,400   4/01/30 (e)                             4.05           5,400,000
           Series '98 AMT VRDN
  10,700   4/01/31 (e)                             4.05          10,700,000
           HILTON HEAD ISLAND BAN
   4,000   9/14/99                                 3.10           4,005,818
                                                                 20,105,818

           TENNESSEE-0.7%
           VOLUNTEER STATE STUDENT
           LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-2 AMT VRDN
   3,000   12/01/17 (e)                            4.00           3,000,000

           TEXAS-6.5%
           BRAZOS RIVER TEXAS
           HARBOR NAVIGATION
           DISTRICT
           (Merey Sweeny Project)
           Series '98 AMT VRDN
   8,700   9/01/18 (e)                             4.30           8,700,000
           GULF COAST WASTE
           DISPOSAL AUTHORITY
           (Exxon Project)
           VRDN
   5,750   6/01/20 (e)                             4.20           5,750,000
           PORT ARTHUR NAVIGATION
           DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN
   2,000   10/01/24 (e)                            4.25           2,000,000
           PORT DEVELOPMENT CORP.
           (Stolt Terminals)
           Series '89 VRDN
   2,165   1/15/14 (e)                             3.90           2,165,000
           SOUTHWEST HIGHER
           EDUCATION AUTHORITY
           (Southern Methodist
           University)
           VRDN
   3,900   7/01/15 (e)                             4.25           3,900,000
           TEXAS TRAN
   6,700   8/31/99                                 2.98           6,732,629
                                                                 29,247,629

           VERMONT-3.8%
           VERMONT HEFA
           (Capital Asset Financing
           Program)
           Series '97-1 VRDN
   8,217   6/01/22 (e)                             4.00           8,217,000
           Series '97-2 VRDN
   8,895   6/01/27 (e)                             4.00           8,895,000
                                                                 17,112,000

           VIRGINIA-3.8%
           CHESTERFIELD COUNTY IDR
           (Philip Morris Co.)
           VRDN
  15,000   4/01/09 (e)                             4.10          15,000,000
           DINWIDDIE COUNTY IDA
           (Chaparral Steel Project)
           Series '98A AMT VRDN
   1,000   9/01/28 (e)                             4.30           1,000,000
           KING GEORGE COUNTY IDA
           (Birchwood Power Project)
           Series '96 AMT VRDN
   1,200   4/01/26 (e)                             4.30           1,200,000
                                                                 17,200,000

           WASHINGTON-0.9%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN
   4,000   8/01/07 (e)                             4.10           4,000,000

           WEST VIRGINIA-0.4%
           KEYSER IDR
           (Keyser Associates
           Project)
           VRDN
   1,800   7/01/14 (e)                             4.05           1,800,000


10


                           ALLIANCE INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY(D)                            YIELD               VALUE
-------------------------------------------------------------------------------
           WISCONSIN-0.7%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN
$  1,618   4/01/11 (e)                             4.15%    $     1,618,000
           WAUSAU
           (Minnesota Mining &
           Manufacturing Co.
           Project)
           VRDN
   1,600   8/01/17 (e)                             3.76           1,600,000
                                                                  3,218,000

           Total Municipal Bonds
           (amortized cost $411,036,019)                        411,036,019

           COMMERCIAL PAPER-8.7%
           GEORGIA-1.6%
           MUNICIPAL ELECTRIC
           AUTHORITY
           (Project One Ban)
           Series B
   7,100   5/06/99                                 2.90           7,100,000

           ILLINOIS-1.8%
           ILLINOIS EDUCATIONAL
           FACILITIES AUTHORITY
           (Pooled Financing
           Program)
   5,000   7/29/99                                 3.10           5,000,000
   3,310   8/11/99                                 3.10           3,310,000
                                                                  8,310,000

           NEVADA-2.0%
           LAS VEGAS VALLEY WATER
           SNWA Revenue
           Supported
           Series A
   5,000   5/07/99                                 2.85           5,000,000
   4,000   5/12/99                                 2.85           4,000,000
                                                                  9,000,000

           NORTH CAROLINA-1.4%
           NORTH CAROLINA
           MUNICIPAL POWER CORP.
           (Catawba Project #1)
   6,110   5/07/99                                 3.05           6,110,000

           TEXAS-1.9%
           UNIVERSITY OF TEXAS
           BOARD OF REGENTS
           Series A
   8,500   8/25/99                                 3.15           8,500,000

           Total Commercial Paper
           (amortized cost $39,020,000)                          39,020,000

           TOTAL INVESTMENTS-99.8%
           (amortized cost $450,056,019)                        450,056,019
           Other assets less
           liabilities-0.2%                                         913,713

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           256,096,862 Class A shares;
           192,730,218 Class B shares
           and 2,226,147 Class C
           shares outstanding)                             $    450,969,732


See Glossary of Terms on page 16.

See notes to financial statements.


11


STATEMENT OF NET ASSETS
APRIL 30, 1999                ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-44.0%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$ 10,000   6/11/99 (a)                             4.84%    $     9,944,878
           ASSOCIATES CORP. OF
           NORTH AMERICA
  15,000   5/24/99                                 4.86          14,953,425
  10,000   5/26/99                                 4.88           9,966,111
           AUSTRALIA NEW ZEALAND
           DELAWARE
  10,000   6/21/99                                 4.80           9,932,000
           BANCA CRT FINANCIAL
           CORP.
  18,000   6/30/99                                 4.86          17,854,200
   4,450   5/12/99                                 4.87           4,443,378
           BANK OF AMERICA
   5,000   6/08/99                                 4.88           4,974,244
  10,000   5/11/99                                 4.93           9,986,306
           BANK OF NOVA SCOTIA
  10,000   5/24/99                                 4.84           9,969,078
           BANQUE GENERALE DU
           LUXEMBOURG
  20,000   9/15/99                                 4.86          19,630,100
           CBA FINANCE, INC.
           DELAWARE
   5,000   9/15/99                                 4.84           4,907,906
           CS FIRST BOSTON, INC.
  10,000   5/28/99 (a)                             4.85           9,963,625
  15,000   6/10/99 (a)                             4.85          14,919,167
           DEN DANSKE
   7,000   6/29/99                                 4.84           6,944,532
           EKSPORTFINANS
  20,000   5/12/99                                 4.84          19,970,422
           FIRST CHICAGO FINANCIAL
           CORP.
  10,000   6/29/99                                 4.85           9,920,514
           FORD MOTOR CREDIT
           CORP.
  10,000   6/09/99                                 4.86           9,947,350
           GENERAL ELECTRIC
           FINANCIAL ASSURANCE
   8,000   6/11/99                                 4.85           7,955,811
   5,000   6/14/99                                 4.86           4,970,300
           GENERALE BANK
   8,000   6/29/99                                 4.84           7,936,542
           GOVERNMENT
           DEVELOPMENT BANK OF
           PUERTO RICO
   5,000   7/13/99                                 4.82           4,951,131
   5,000   6/21/99                                 4.87           4,965,504
           MORGAN STANLEY GROUP,
           INC.
  25,000   6/15/99                                 4.84          24,848,750
   5,000   5/28/99                                 4.85           4,981,812
           NATIONAL CITY CORP.
   4,500   5/10/99                                 4.95           4,494,431
           SALOMON SMITH BARNEY,
           INC.
   5,000   6/10/99                                 4.84           4,973,111
           SHEFFIELD RECEIVABLES
           CORP.
  10,000   5/20/99 (a)                             4.87           9,974,297
           SHELL FINANCE
           NETHERLANDS
  20,000   8/02/99                                 4.82          19,750,967
           SOCIETE GENERALE N.A.,
           INC.
  10,000   6/23/99                                 4.84           9,928,818
           UNI FUNDING, INC.
  10,000   7/15/99                                 4.82           9,899,583
           VATTENFALL TREASURY, INC.
  10,000   6/23/99                                 4.84           9,928,744
  10,000   6/16/99                                 4.85           9,938,028
           WELLS FARGO CORP.
  22,000   6/15/99                                 4.80          21,868,000

           Total Commercial Paper
           (amortized cost $349,593,065)                        349,593,065

           U.S. GOVERNMENT &
           AGENCY OBLIGATIONS-23.4%
           FEDERAL HOME LOAN
           BANK
 154,816   4.90%, 5/03/99                          4.90         154,773,856
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
           FRN
   7,000   4.87%, 5/21/99                          4.95           6,999,702
           STUDENT LOAN MARKETING
           ASSOCIATION FRN
   3,000   5.13%, 11/24/99                         5.16           2,999,490
  15,000   5.16%, 2/04/00                          5.18          14,997,756
   6,000   5.21%, 11/09/99                         5.27           5,998,138

           Total U.S. Government &
           Agency Obligations
           (amortized cost $185,768,942)                        185,768,942

           CORPORATE
           OBLIGATIONS-13.7%
           ALLMERICA FINANCIAL
           LIFE INSURANCE FRN
   5,000   4.94%, 2/05/00                          4.94           5,000,000
           ALLSTATE LIFE INSURANCE
           FUNDING AGREEMENT FRN
   5,000   4.97%, 9/01/99 (b)                      4.97           5,000,000
           AMERICAN GENERAL LIFE
           INSURANCE CO.
   5,000   4.94%, 9/01/99                          4.94           5,000,000
           COMBINED INSURANCE
           CO. OF AMERICA
   5,000   4.98%, 7/27/99                          4.98           5,000,000
           GENERAL AMERICAN
           FUNDING CORP. FRN
  20,000   5.14%, 7/09/99                          5.14          20,000,000
           HARTFORD LIFE
           INSURANCE CO.
  10,000   4.94%, 3/16/00                          4.94          10,000,000


12


                              ALLIANCE INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           MERRILL LYNCH & CO.,
           INC. FRN
$  5,000   4.89%, 6/01/99                          4.89%    $     5,000,000
   8,000   5.00%, 9/30/99                          5.00           8,000,000
           PRUDENTIAL INSURANCE
           CO. OF AMERICA PPB
   4,000   4.95%, 11/30/00 (e)                     4.95           4,000,000
           SECURITY BENEFIT LIFE
           INSURANCE CO.
  20,000   5.09%, 9/14/99                          5.09          20,000,000
           SIGMA FINANCE FRN
  12,000   4.94%, 9/15/99 (a)                      4.94          12,000,000
           TRAVELERS LIFE FUNDING
           AGREEMENT FRN
   5,000   4.91%, 4/14/00                          4.91           5,000,000
   5,000   4.95%, 10/21/99 (b)                     4.95           5,000,000

           Total Corporate Obligations
           (amortized cost $109,000,000)                        109,000,000

           BANK OBLIGATIONS-6.6%
           ABBEY NATIONAL TREASURY
           SERVICES FRN
  10,000   4.80%, 7/15/99                          4.87           9,998,696
           BAYERISCHE
           LANDESBANK FRN
  18,000   4.89%, 3/30/00                          4.99          17,990,289
           LASALLE NATIONAL BANK
  10,000   4.90%, 6/15/99                          4.90          10,000,000
   5,000   4.90%, 6/22/99                          4.90           5,000,000
           ROYAL BANK OF
           CANADA FRN
  10,000   5.01%, 8/25/99                          5.09           9,997,515

           Total Bank Obligations
           (amortized cost $52,986,500)                          52,986,500

           TIME DEPOSITS-4.5%
           BANK OF MONTREAL
  20,000   5.00%, 5/03/99                          5.00          20,000,000
           WESTDEUTSCHE
           LANDESBANK
  15,500   4.94%, 5/03/99                          4.94          15,500,000

           Total Time Deposits
           (amortized cost $35,500,000)                          35,500,000

           CERTIFICATES OF
           DEPOSIT-4.0%
           HESSISCHE LANDESBANK
   5,000   5.22%, 2/29/00                          5.24           4,998,998
           NATIONAL WESTMINSTER
           BANK FRN
   7,000   4.88%, 4/17/00                          4.94           6,996,216
           STATE STREET BANK AND
           TRUST CO.
   5,000   4.95%, 9/13/99                          4.95           5,000,000
           TORONTO DOMINION BANK
   5,000   5.07%, 2/17/00                          5.10           4,998,651
   5,000   5.30%, 3/06/00                          5.34           4,998,571
           UBS FINANCE DELAWARE
   5,000   5.16%, 2/28/00                          5.19           4,998,801

           Total Certificates of Deposit
           (amortized cost $31,991,237)                          31,991,237

           PROMISSORY NOTES-3.5%
           GOLDMAN SACHS GROUP LP
  10,000   4.95%, 8/02/99 (a)                      4.95          10,000,000
   7,000   4.98%, 5/24/99 (a)                      4.98           7,000,000
  11,000   4.98%, 10/12/99 (a)                     4.98          11,000,000

           Total Promissory Notes
           (amortized cost $28,000,000)                          28,000,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost $792,839,744)                        792,839,744
           Other assets less
           liabilities-0.3%                                       2,189,826

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           795,069,334 shares
           outstanding)                                        $795,029,570


See Glossary of Terms on page 16.

See notes to financial statements.


13


STATEMENT OF NET ASSETS
APRIL 30, 1999             ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-30.7%
           U.S. TREASURY BILLS-16.2%
$  5,000   6/17/99                                 4.42%    $     4,971,343
   1,500   5/27/99                                 4.50           1,495,168
     500   5/13/99                                 4.53             499,252
     500   9/16/99                                 4.53             491,471
   1,000   5/27/99                                 4.57             996,735
                                                                  8,453,969

           U.S. TREASURY NOTES-14.5%
   1,000   7/15/99                                 4.46           1,003,701
   2,000   8/31/99                                 4.55           2,007,671
   3,500   9/30/99                                 4.55           3,515,234
   1,000   5/31/99                                 4.68           1,001,132
                                                                  7,527,738

           Total U.S. Government
           Obligations
           (amortized cost $15,981,707)                          15,981,707

           REPURCHASE
           AGREEMENTS-69.0%
           ABN AMRO
   2,000   4.87%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,812 (cost $2,000,000;
           collateralized by $2,020,000
           U.S. Treasury Note,
           5.125%, 8/31/00,
           value $2,040,947) (c)                   4.87           2,000,000
           BARCLAYS DE ZOETE WEDD
           SECURITIES, INC.
   1,000   4.72%, dated 3/29/99,
           due 5/27/99 in the amount
           of $1,007,736 (cost $1,000,000;
           collateralized by $1,010,000
           U.S. Treasury Note,
           7.50%, 10/31/99,
           value $1,060,759) (c)                   4.72           1,000,000
           BEAR STEARNS CO.
   2,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,808 (cost $2,000,000;
           collateralized by $2,085,000
           U.S. Treasury Bond,
           5.50%, 8/15/28,
           value $2,046,337) (c)                   4.85           2,000,000
           CHASE SECURITIES, INC.
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $945,000
           U.S. Treasury Note,
           7.50%, 11/15/01,
           value $1,026,211) (c)                   4.70           1,000,000
           CIBC/WOOD GUNDY, INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,287,000
           U.S. Treasury Bond,
           14.00%, 11/15/11,
           value $2,036,048) (c)                   4.75           2,000,000
           DEUTSCHE BANK
   1,000   4.70%, dated 3/30/99,
           due 5/28/99 in the amount
           of $1,007,703 (cost $1,000,000;
           collateralized by $996,000
           U.S. Treasury Note,
           6.125%, 7/31/00,
           value $1,020,403) (c)                   4.70           1,000,000
           DEUTSCHE BANK
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,015,000
           U.S. Treasury Note,
           4.00%, 10/31/00,
           value $1,018,527) (c)                   4.80           1,000,000
           DRESDNER BANK AG
   2,000   4.71%, dated 3/30/99,
           due 5/28/99 in the amount
           of $2,015,438 (cost $2,000,000;
           collateralized by $1,949,000
           U.S. Treasury Note,
           6.75%, 4/30/00,
           value $2,049,588) (c)                   4.71           2,000,000
           FIRST BOSTON CORP.
   1,000   4.72%, dated 3/29/99,
           due 5/28/99 in the amount
           of $1,007,867 (cost $1,000,000;
           collateralized by $893,000
           U.S. Treasury Bond,
           6.75%, 8/15/26,
           value $1,028,294) (c)                   4.72           1,000,000
           FIRST BOSTON CORP.
   1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $1,031,000
           U.S. Treasury Bill,
           7/29/99,
           value $1,019,607) (c)                   4.80           1,000,000
           FIRST CHICAGO CORP.
   1,000   4.70%, dated 3/31/99,
           due 6/29/99 in the amount
           of $1,011,750 (cost $1,000,000;
           collateralized by $965,000
           U.S. Treasury Note,
           6.25%, 2/15/07,
           value $1,022,088) (c)                   4.70           1,000,000


14


                           ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)   SECURITY                               YIELD               VALUE
-------------------------------------------------------------------------------
           FIRST CHICAGO CORP.
$  1,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,400 (cost $1,000,000;
           collateralized by $950,000
           U.S. Treasury Note,
           6.50%, 8/15/05,
           value $1,022,740) (c)                   4.80%    $     1,000,000
           GOLDMAN SACHS & CO.
   2,000   4.73%, dated 3/31/99,
           due 5/05/99 in the amount of
           $2,009,197 (cost $2,000,000;
           collateralized by $1,465,000
           U.S. Treasury Note,
           9.125%, 5/15/18,
           value $2,047,658) (c)                   4.73           2,000,000
           GREENWICH FUNDING CORP.
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;
           collateralized by $2,000,000
           U.S. Treasury Note,
           5.625%, 2/15/06,
           value $2,050,000) (c)                   4.80           2,000,000
           MERRILL LYNCH & CO., INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,855,000
           U.S. Treasury Note,
           7.50%, 5/15/02,
           value $2,038,343) (c)                   4.75           2,000,000
           MORGAN (J.P.) & CO.
   2,000   4.83%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,805 (cost $2,000,000;
           collateralized by $1,976,000
           U.S. Treasury Note,
           5.625%, 11/30/00,
           value $2,040,633) (c)                   4.83           2,000,000
           MORGAN STANLEY GROUP,
           INC.
   2,000   4.82%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,803 (cost $2,000,000;
           collateralized by $1,815,000
           U.S. Treasury Bond,
           8.375%, 8/15/08,
           value $2,046,859) (c)                   4.82           2,000,000
           NATIONSBANC MONTGOMERY
           SECURITIES
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,990,000
           U.S. Treasury Note,
           6.25%, 8/31/00,
           value $2,042,021) (c)                   4.75           2,000,000
           PARIBAS CORP.
   1,000   4.70%, dated 3/29/99,
           due 5/26/99 in the amount
           of $1,007,572 (cost $1,000,000;
           collateralized by $791,000
           U.S. Treasury Bond,
           8.00%, 11/15/21,
           value $1,017,241) (c)                   4.70           1,000,000
           PARIBAS CORP.
   1,000   4.85%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,000,404 (cost $1,000,000;
           collateralized by $999,000
           U.S. Treasury Note,
           6.375%, 7/15/99,
           value $1,021,218) (c)                   4.85           1,000,000
           SALOMON SMITH BARNEY,
           INC.
   2,000   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,792 (cost $2,000,000;
           collateralized by $1,820,000
           U.S. Treasury Note,
           7.50%, 2/15/05,
           value $2,041,272) (c)                   4.75           2,000,000
           STATE STREET BANK AND
           TRUST CO.
   1,900   4.75%, dated 4/30/99,
           due 5/03/99 in the amount
           of $1,900,752 (cost $1,900,000;
           collateralized by $1,890,000
           U.S. Treasury Note,
           5.50%, 12/31/00,
           value $1,938,630) (c)                   4.75           1,900,000
           WARBURG SECURITIES
   2,000   4.80%, dated 4/30/99,
           due 5/03/99 in the amount
           of $2,000,800 (cost $2,000,000;
           collateralized by $1,767,000
           U.S. Treasury Bond,
           6.875%, 8/15/25,
           value $2,043,509) (c)                   4.80           2,000,000

           Total Repurchase Agreements
           (amortized cost $35,900,000)                          35,900,000


15


STATEMENT OF NET ASSETS
(CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES - TREASURY PORTFOLIO
_______________________________________________________________________________

                                                                      VALUE
-------------------------------------------------------------------------------
           TOTAL INVESTMENTS-99.7%
           (amortized cost $51,881,707)                     $    51,881,707
           Other assets less
           liabilities-0.3%                                         150,630

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           4,067,485 Class A shares,
           14,885,766 Class B shares
           and 33,081,429 Class C
           shares outstanding)                              $    52,032,337


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to $236,318,262, representing 10.5% of net assets on the Prime Portfolio, and $84,801,967, representing 10.7% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $115,000,000, representing 5.1% of net assets on the Prime Portfolio, and $10,000,000, representing 1.3% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)  Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guarantee Insurance Company
     FNMA   Federal National Mortgage Association
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HEFA   Health & Educational Facility Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     MTN    Medium Term Note
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


16


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999                       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                         PRIME         GOVERNMENT      TAX-FREE          TRUST        TREASURY
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO(A)
                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Interest                           $ 114,920,128   $  22,167,100   $  13,721,615   $  26,438,960   $   1,225,724

EXPENSES
  Advisory fee (Note B)                  4,306,084         855,152         813,820       2,225,285          51,075
  Distribution fee - Class B               207,634          65,988          86,382              -0-          4,030
  Distribution fee - Class C                49,452           6,209           2,821              -0-         36,483
  Registration                             517,311         183,793         177,828         305,174          88,057
  Custodian                                281,255         134,113         118,321         117,234          63,596
  Audit and legal                           95,260          21,426          25,969          22,062          13,534
  Transfer agency                           32,174          29,146          22,506          25,836          14,186
  Printing                                  17,792           3,518           3,837           7,926           8,306
  Directors' fees                            5,298           5,298           5,298           5,298           5,298
  Miscellaneous                             37,338          15,285          15,299          12,572           1,917
  Total expenses                         5,549,598       1,319,928       1,272,081       2,721,387         286,482
  Less: expense reimbursement             (986,428)       (392,575)       (369,058)       (248,847)       (194,894)
  Net expenses                           4,563,170         927,353         903,023       2,472,540          91,588
  Net investment income                110,356,958      21,239,747      12,818,592      23,966,420       1,134,136

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                 46,911             189              -0-          3,996          (2,192)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                           $ 110,403,869   $  21,239,936   $  12,818,592   $  23,970,416   $   1,131,944


(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.


17


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                            PRIME PORTFOLIO                 GOVERNMENT PORTFOLIO
                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998
                                   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $   110,356,958   $    71,740,159   $    21,239,747   $    16,319,887
  Net realized gain on
    investment transactions                 46,911                84               189             1,000
  Net change in unrealized
    appreciation of
    investments                                 -0-               -0-               -0-               -0-
  Net increase in net assets
    from operations                    110,403,869        71,740,243        21,239,936        16,320,887

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                            (99,429,944)      (71,740,159)      (18,006,917)      (16,319,887)
    Class B                             (9,997,982)               -0-       (3,119,916)               -0-
    Class C                               (929,032)               -0-         (112,914)               -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)              480,524,899       897,353,419       259,233,401       (52,059,333)
  Total increase (decrease)            480,571,810       897,353,503       259,233,590       (52,058,333)

NET ASSETS
  Beginning of year                  1,764,692,858       867,339,355       274,461,375       326,519,708
  End of year                      $ 2,245,264,668   $ 1,764,692,858   $   533,694,965   $   274,461,375

                                                                                            TREASURY
                       TAX-FREE PORTFOLIO                     TRUST PORTFOLIO               PORTFOLIO
                 ---------------------------------   ---------------------------------   ---------------
                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                 APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999    APRIL 30, 1998    APRIL 30, 1999(A)
                 ---------------   ---------------   ---------------   ---------------   ---------------
                 $    12,818,592   $     9,321,671   $    23,966,420   $    14,247,619   $     1,134,136
                              -0-              168             3,996            13,207            (2,192)
                              -0-             (351)               -0-               -0-               -0-
                      12,818,592         9,321,488        23,970,416        14,260,826         1,131,944
                     (10,300,293)       (9,321,671)      (23,966,420)      (14,247,619)         (333,222)
                      (2,487,651)               -0-               -0-               -0-         (178,256)
                         (30,648)               -0-               -0-               -0-         (622,809)
                     157,206,086       110,698,884       404,533,541       214,797,663        52,034,680
                     157,206,086       110,698,701       404,537,537       214,810,870        52,032,337
                     293,763,646       183,064,945       390,492,033       175,681,163                -0-
                 $   450,969,732   $   293,763,646   $   795,029,570   $   390,492,033   $    52,032,337


(a)  Commencement of operations, June 29, 1998.

     See notes to financial statements.


18


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________


19


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999                                  ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Reserves, Inc. (the "Fund") formerly ACM Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. On June 22, 1998 the creation of a second and third class of shares, Class B and Class C shares, was approved by the Board of Directors (with respect to the Prime, Government, Tax-Free and Treasury Portfolios). The Fund operates as a series company currently consisting of five
Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio and Treasury Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury and Tax-Free Portfolios offer all three classes of shares. The Trust Portfolio offers Class A shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the period ended April 30, 1999 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free and Treasury Portfolios and .45% of average daily net assets for the Trust Portfolio. For the period ended April 30, 1999, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the period ended April 30, 1999, reimbursement was $986,428, $392,575, $369,058,
$248,847 and $194,894 for the Prime, Government, Tax-Free, Trust and Treasury Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, and Trust Portfolios was $18,000 per Portfolio, and for the Treasury Portfolio, $6,000, for the period ended April 30, 1999.

For the period ended April 30, 1999, the Fund's expenses were reduced by $519, $108 and $266 for the Prime, Government and Trust Portfolios, respectively under an expense offset arrangement with Alliance Fund Services.


20


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION AGREEMENT
The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Treasury and Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Treasury and Tax-Free Portfolios. There is no distribution fee on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At April 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1999 of $136,809, of which $71,055 expires in 2003, $40,007 in 2004 and $25,747 in the year 2005;
the Government Portfolio had a capital loss carryforward of $130,160, of which $151 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512
in 2004 and $16,002 in the year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; the Trust Portfolio had a capital loss carryforward of $39,764, of which $2,919 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year 2006; Treasury Portfolio had a capital loss carryforward of $2,192, which expires in the year 2007.


NOTE E: CAPITAL STOCK
There are 65,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1999, capital paid-in aggregated $2,245,401,477 on Prime Portfolio, $533,825,125 on Government Portfolio, $451,053,227 on Tax-Free Portfolio, $795,069,334 on Trust Portfolio and $52,034,680 on Treasury Portfolio. Transactions, all at $1.00 per share, were as follows:

                                               PRIME PORTFOLIO
                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                         23,622,009,804          18,859,885,064
Shares issued on reinvestments
  of dividends                          99,429,944              71,740,159
Shares redeemed                    (23,815,300,171)        (18,034,271,804)
Net increase (decrease)                (93,860,423)            897,353,419



21


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                               PRIME PORTFOLIO
                                  ------------------------------------------
                                   AUGUST 14, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                          2,348,283,090
Shares issued on reinvestments
  of dividends                           9,997,982
Shares redeemed                     (1,822,214,093)
Net increase                           536,066,979

                                   JULY 13, 1998*
                                         TO
                                   APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                            103,018,527
Shares issued on reinvestments
  of dividends                             929,032
Shares redeemed                        (65,629,216)
Net increase                            38,318,343

                                              GOVERNMENT PORTFOLIO
                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,628,953,985           1,463,678,015
Shares issued on reinvestments
  of dividends                          18,006,917              16,319,887
Shares redeemed                     (2,527,052,342)         (1,532,057,235)
Net increase (decrease)                119,908,560             (52,059,333)

                                    AUGUST 7, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            333,938,088
Shares issued on reinvestments
  of dividends                           3,119,916
Shares redeemed                       (200,956,657)
Net increase                           136,101,347

                                  OCTOBER 21, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             17,279,127
Shares issued on reinvestments
  of dividends                             112,914
Shares redeemed                        (14,168,547)
Net increase                             3,223,494


*    Commencement of distribution.


22

                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                              TAX-FREE PORTFOLIO
                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,015,274,013           2,187,340,593
Shares issued on reinvestments
  of dividends                          10,300,293               9,321,671
Shares redeemed                     (2,063,324,585)         (2,085,963,380)
Net increase (decrease)                (37,750,279)            110,698,884

                                   AUGUST 17, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                            618,511,568
Shares issued on reinvestments
  of dividends                           2,487,651
Shares redeemed                       (428,269,001)
Net increase                           192,730,218

                                  SEPTEMBER 8, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                             10,344,376
Shares issued on reinvestments
  of dividends                              30,648
Shares redeemed                         (8,148,877)
Net increase                             2,226,147

                                               TRUST PORTFOLIO
                                  ------------------------------------------
                                      YEAR ENDED              YEAR ENDED
                                       APRIL 30,               APRIL 30,
                                         1999                    1998
                                  ------------------      ------------------
CLASS A
Shares sold                          2,122,594,704           1,732,157,312
Shares issued on reinvestments
  of dividends                          23,966,420              14,247,619
Shares redeemed                     (1,742,027,583)         (1,531,607,268)
Net increase                           404,533,541             214,797,663

                                               TREASURY PORTFOLIO
                                  ------------------------------------------
                                    JUNE 29, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS A
Shares sold                             19,859,145
Shares issued on reinvestments
  of dividends                             333,222
Shares redeemed                        (16,124,882)
Net increase                             4,067,485


*    Commencement of distribution.


23


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                               TREASURY PORTFOLIO
                                  ------------------------------------------
                                  DECEMBER 31, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS B
Shares sold                             40,092,172
Shares issued on reinvestments
  of dividends                             178,256
Shares redeemed                        (25,384,662)
Net increase                            14,885,766

                                  OCTOBER 15, 1998*
                                          TO
                                    APRIL 30, 1999
                                  ------------------
CLASS C
Shares sold                            131,076,991
Shares issued on reinvestments
  of dividends                             622,809
Shares redeemed                        (98,618,371)
Net increase                            33,081,429


*    Commencement of distribution.


24


FINANCIAL HIGHLIGHTS                            ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   PRIME PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0518        .0552        .0530        .0560        .0502

LESS: DIVIDENDS
Dividends from net investment income          (.0518)      (.0552)      (.0530)      (.0560)      (.0502)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.31%        5.68%        5.44%        5.76%        5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,671       $1,765         $867         $493         $198
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .24%         .24%         .29%         .32%         .36%
  Net investment income (a)                     5.16%        5.52%        5.31%        5.54%        5.24%

                                         PRIME PORTFOLIO
                                        ------------------
                                             CLASS B
                                        ------------------
                                        AUGUST 14, 1998(C)
                                                  TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0358

LESS: DIVIDENDS
Dividends from net investment income          (.0358)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $536
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .36%
  Net investment income (a)(d)                  4.82%


See footnote summary on page 33.


25


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                         PRIME PORTFOLIO
                                        ------------------
                                             CLASS C
                                        ------------------
                                         JULY 13, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0392

LESS: DIVIDENDS
Dividends from net investment income          (.0392)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $38
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .51%
  Net investment income (a)(d)                  4.70%


See footnote summary on page 33.


26


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GOVERNMENT PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0505        .0543        .0519        .0552        .0493

LESS: DIVIDENDS
Dividends from net investment income          (.0505)      (.0543)      (.0519)      (.0552)      (.0493)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.18%        5.58%        5.33%        5.67%        5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $394         $275         $327         $151         $104
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .29%         .28%         .35%         .36%         .38%
  Net investment income (a)                     5.01%        5.43%        5.22%        5.50%        4.94%

                                       GOVERNMENT PORTFOLIO
                                        ------------------
                                             CLASS B
                                        ------------------
                                         AUGUST 7, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0361

LESS: DIVIDENDS
Dividends from net investment income          (.0361)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $136
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .41%
  Net investment income (a)(d)                  4.73%


See footnote summary on page 33.


27


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                       GOVERNMENT PORTFOLIO
                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 21, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0243

LESS: DIVIDENDS
Dividends from net investment income          (.0243)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $3
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .56%
  Net investment income (a)(d)                  4.55%


See footnote summary on page 33.


28


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  TAX-FREE PORTFOLIO
                                           -----------------------------------------------------------------
                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0321        .0363        .0347        .0372        .0326
Net unrealized loss on investments                -0-          -0-          -0-          -0-      (.0048)
Net increase in net asset value from
  operations                                   .0321        .0363        .0347        .0372        .0278

LESS: DIVIDENDS
Dividends from net investment income          (.0321)      (.0363)      (.0347)      (.0372)      (.0326)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-          -0-       .0048
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.26%        3.70%        3.53%        3.79%        3.31%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $256         $294         $183         $184          $36
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and
    reimbursements                               .28%         .28%         .33%         .48%         .76%
  Net investment income (a)                     3.22%        3.61%        3.46%        3.73%        3.31%


                                        TAX-FREE PORTFOLIO
                                        ------------------
                                             CLASS B
                                        ------------------
                                        AUGUST 17, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0210

LESS: DIVIDENDS
Dividends from net investment income          (.0210)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $193
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                           .42%
  Net investment income (a)(d)                  2.88%


See footnote summary on page 33.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                        TAX-FREE PORTFOLIO
                                        ------------------
                                             CLASS C
                                        ------------------
                                        SEPTEMBER 8, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0184

LESS: DIVIDENDS
Dividends from net investment income          (.0184)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .57%
  Net investment income (a)(d)                  2.69%


See footnote summary on page 33.


30


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   TRUST PORTFOLIO
                                            -----------------------------------------------------------------
                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0489        .0523        .0492        .0527        .0479

LESS: DIVIDENDS
Dividends from net investment income          (.0489)      (.0523)      (.0492)      (.0527)      (.0479)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               5.01%        5.37%        5.04%        5.41%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $795         $391         $176         $170         $109
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .50%         .49%         .50%         .50%         .49%
  Expenses, before waivers and
    reimbursements                               .55%         .54%         .57%         .60%         .75%
  Net investment income (a)                     4.85%        5.23%        4.93%        5.28%        5.31%


See footnote summary on page 33.


31


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                        TREASURY PORTFOLIO
                                        ------------------
                                             CLASS A
                                        ------------------
                                         JUNE 29, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0401

LESS: DIVIDENDS
Dividends from net investment income          (.0401)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $4
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .20%
  Expenses, before waivers and
    reimbursements (d)                          1.42%
  Net investment income (a)(d)                  4.82%


                                        TREASURY PORTFOLIO
                                        ------------------
                                             CLASS B
                                        ------------------
                                       DECEMBER 31, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0143

LESS: DIVIDENDS
Dividends from net investment income          (.0143)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $15
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .30%
  Expenses, before waivers and
    reimbursements (d)                          1.08%
  Net investment income (a)(d)                  4.42%


See footnote summary on page 33.


32


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                                        TREASURY PORTFOLIO
                                        ------------------
                                             CLASS C
                                        ------------------
                                        OCTOBER 15, 1998(C)
                                                TO
                                          APRIL 30, 1999
                                        ------------------
Net asset value, beginning of period          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                      .0248

LESS: DIVIDENDS
Dividends from net investment income          (.0248)
Net asset value, end of period                $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $33
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                           .45%
  Expenses, before waivers and
    reimbursements (d)                           .99%
  Net investment income (a)(d)                  4.27%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day if the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Commencement of distribution.

(d)  Annualized.

(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.


33


INDEPENDENT AUDITOR'S REPORT                    ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ALLIANCE INSTITUTIONAL RESERVES, INC.

We have audited the accompanying statements of net assets of Alliance Institutional Reserves (formerly ACMInstitutional Reserves)--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust and Treasury Portfolios as of April 30, 1999, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
May 27, 1999


34


                                                ALLIANCE INSTITUTIONAL RESERVES
_______________________________________________________________________________
ALLIANCE INSTITUTIONAL RESERVES, INC.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
FRANCES M. DUNN, VICE PRESIDENT
JOSEPH R. LA SPINA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


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